Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 10 – Subsequent Events

On September 8, 2023, the Company’s Board of Directors approved the Company’s Amended and Restated 2022 Omnibus Equity Incentive Plan (“the “A&R Plan”), which the stockholders approved on October 31, 2023. The restated plan increases the number of shares of the Company’s common stock reserved for issuance by 4,000,000 shares to 5,453,107.

Note 13 – Subsequent Events

The Company has evaluated subsequent events through the date the financial statements were issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements, except as discussed below.

License Agreements

On February 28, 2023, the Company and L&F executed an Amendment and Restatement Agreement that waives L&F’s right to terminate the license agreement or any other remedies, for non-payment of the $1,500,000 of milestone payments, until (a) March 31, 2023 as to $1,000,000 of such milestone payments (“Waiver A”) and (b) January 31, 2024 as to $500,000 milestone payments (‘Waiver B”). Waiver A is contingent upon (i) forgiveness by the Company of $351,579 in aggregate principal amount outstanding under the Note, and (ii) a cash payment by the Company to L&F in the amount of $648,421, on or before March 31, 2023. Waiver B is contingent upon a cash payment by the Company to L&F in the amount of $500,000 on or before the earlier of (x) January 31, 2024, and (y) ten business days from the date that the Company receives net proceeds of at least $30,000,000 from the issuance of new equity capital. All other terms of the License Agreement remain in effect.

On March 29, 2023, the Company paid the $648,421 of cash to L&F, thus meeting the conditions of Waiver A, which also has the effect of canceling the Note Receivable and the Put Option.

Stock Option Grants

On January 27, 2023, the Company granted ten-year stock options to purchase 100,000 shares of Successor common stock to its newly appointed Chief Medical Officer and Senior Vice President of Medical Affairs as inducement for entering into employment with the Company in accordance with Nasdaq Listing Rule 5635(c)(4) under the 2022 Plan. The stock options vest annually over three years and have an exercise price of $2.11 per share.

On March 10, 2023, the Company granted ten-year stock options to purchase 13,000 shares of Successor common stock to employees of the Company under the 2022 Plan. The stock options vest annually over three years and have an exercise price of $2.26 per share. Of the 13,000 shares, 5,000 shares were issued to the son of an Executive Officer of the Company.

Effectiveness Failure

On or about February 20, 2023, the Company failed to have the SEC declare a registration statement effective (the “Effectiveness Failure”) which covered the PIPE registrable securities within the time period prescribed by the PIPE Securities Purchase Agreement (the “SPA”). The SPA entitles the PIPE investors to receive Registration Delay Payments equal to 1.5% of each investor’s purchase price on the date of the Effectiveness Failure and every thirty days thereafter that the Effectiveness Failure persists. Failure to make the Registration Delay Payments on a timely basis results in the accrual of interest at the rate of 2.0% per month. As of the filing date, the Company expects to have to make two months of Registration Delay Payments (approximately $260,000 in the aggregate) prior to curing the Effectiveness Failure.